CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	Year Ended December 31,
Customers	2025	2024
A	2%	51%
B	2%	33%
C	9%	11%
D	26%	-
E	19%	-
F	19%	-
G	14%	-
H	10%	-

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2025 and 2024.

	Year Ended December 31,
Suppliers	2025	2024
AA	21%	9%
BB	79%	82%